Income taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income taxes
13.	Income taxes

The Company has incurred net losses since inception.

The Company recorded no income tax provision or benefit during 2012.

A reconciliation of income taxes at the statutory Canadian income tax rate to net income taxes included in the accompanying statements of operations is as follows:

	Year	Year	Year
	ended	ended	ended
	December 31,	December 31,	December 31,
	2012	2011	2010
	$	$	$

Loss before income taxes		(16,256,876)	(16,418,088)

Statutory rate		28.3%	31.0%
Expected recovery of income tax		(4,592,567)	(5,089,607)
Effect of foreign tax rate differences		(1,282,168)	(885,716)
Non-deductable amounts		145,000	531,119
Effect of changes in future tax rates		84,690	124,105
Effect of change in foreign exchange rates		(473,752)	973,249
Effect of other differences		161,145	-
Effect of tax return true-up items		(75,181)	-
Change in valuation allowance		6,032,833	4,346,850

Recovery of future income taxes	-	-	-

Deferred tax assets and liabilities reflect the net tax effects of net operating losses, credit carryforwards and temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and amounts used for income tax purposes. The components of the Company’s deferred tax assets and liabilities are as follows:

	Year	Year	Year
	ended	ended	ended
	December 31,	December 31,	December 31,
	2012	2011	2010
	$	$	$

Future income tax assets
Tax benefit of capitalized mineral property costs		13,068,000	11,978,000
Net operating loss carry forwards		21,630,000	16,688,000
Less: valuation allowance	-	(34,698,000)	(28,666,000)

	-	-	-

Future income tax liabilities
Asset basis differences	-	-

Net deferred tax asset (future income tax liability)	-	-	-

Based upon the level of historical taxable loss and projections of future taxable losses over the periods in which the deferred tax assets are deductible, management believes it is more likely than not that the Company will not realize the benefits of these deductible differences and accordingly has established a full valuation allowance as of December 31, 2012 and 2011.

Future realization depends on the future earnings of the Company, if any, the timing and amount of which are uncertain as of December 31, 2012. In the future, should management conclude that it is more likely than not that the deferred tax assets are, in fact, at least in part, realizable; the valuation allowance would be reduced to the extent of such realization and recognized as a deferred income tax benefit in the Statements of Operations and Comprehensive Loss.

As of December 31, 2012, the Company had available total U.S. net operating loss carryforwards of approximately $47.8 million, which expire in the years 2017 through 2032. As of December 31, 2011, the Company had available total Canadian net operating loss carryforwards of approximately $19.9 million, which expire in the years 2014 through 2032.

The Company follows a comprehensive model for recognizing, measuring, presenting and disclosing uncertain tax positions taken or expected to be taken on a tax return. Tax positions must initially be recognized in the financial statements when it is more likely than not the position will be sustained upon examination by the tax authorities. Such tax positions must initially and subsequently be measured as the largest amount of tax benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the tax authority assuming full knowledge of the position and relevant facts.

The Company currently has no uncertain tax positions and is therefore not reflecting any adjustments for such in their deferred tax assets.

There are open statutes of limitations for taxing authorities in federal and state jurisdictions to audit the Company’s tax returns for the years ended December 31, 2009, 2010 and 2011.

The Company’s policy is to account for income tax related interest and penalties in income tax expense in the accompanying Statements of Operations. There have been no income tax related interest or penalties assessed or recorded.